RELATED PARTY TRANSACTIONS, Administrative Services Agreement (Details) - Sponsor [Member] - Administrative Services Agreement [Member] - USD ($)		7 Months Ended	12 Months Ended
	Aug. 07, 2019	Dec. 31, 2019	Dec. 31, 2020
Related Party Transactions [Abstract]
Fees incurred		$ 92,903	$ 240,000
Accrued Expenses [Member]
Related Party Transactions [Abstract]
Fees payable		$ 82,228	$ 279,879
Maximum [Member]
Related Party Transactions [Abstract]
Monthly related party fee	$ 20,000